Pension Plans and Other Postretirement Benefits - Domestic and Foreign Pension and Postretirement Defined Benefit Plans (Parenthetical) (Detail) (USD $)	3 Months Ended			3 Months Ended
	Mar. 31, 2014	Jan. 31, 2014 United States Pension Plan of US Entity, Defined Benefit	Dec. 31, 2013 United States Pension Plan of US Entity, Defined Benefit	Mar. 31, 2014 Pension Benefits		Mar. 31, 2013 Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	$ 800,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.97%	5.14%
Actuarial loss				$ 15,432,000	[1]	$ 0

[1]	In connection with the announced realignment of our operating segments effective January 1, 2014, in the fourth quarter of 2013 we initiated a workforce reduction plan which will result in a reduction of approximately 230 employees worldwide. This workforce reduction triggered a net curtailment gain of approximately $0.8 million in the first quarter of 2014 for one of our U.S. defined benefit plans and our supplemental executive retirement plan (SERP). In connection with the curtailment, we were required to remeasure the related assets and obligations for these plans. As of the January 31, 2014 remeasurement date, the weighted-average discount rate for our domestic pension plans was reduced from 5.14% to 4.97%. Taking into account the discount rate reduction and actual return on plan assets through January 31, 2014, we recorded a mark-to-market actuarial loss (net of the curtailment gain) for the first quarter of 2014 of $15.4 million.